Investment Risks - Disciplined Value Series	Mar. 02, 2026
Market risk [Member]
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Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. stock markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Investment style risk [Member]
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Investment style risk — Investing primarily in dividend-paying common stocks may cause the Series to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

The Advisor’s judgments regarding the systematic approach used to select stocks may prove to be incorrect. In addition, the Advisor’s approach to value investing, or value investing in general, may go in and out of favor in the market. These risks may cause the Series to underperform its benchmark or funds with other investment styles.

The Advisor will make modifications to the Series’ portfolio on a quarterly basis. Accordingly, the Advisor does not intend to make frequent changes to the Series’ portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

Large-cap risk [Member]
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Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Mid-cap risk [Member]
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Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:

•The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

Sector focus risk [Member]
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Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Liquidity risk [Member]
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Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk [Member]
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Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Series.